Schedule III - Schedule of Real Estate (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2025 USD ($) building	Dec. 31, 2017 loan
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	233
Encumbrances	$ 264,320,000
Initial Cost, Land	585,206,699
Initial Cost, Buildings & Improvements	1,265,991,380
Costs Capitalized Subsequent to Acquisition or Construction	506,674,476
Gross Cost, Land	587,106,717
Gross Cost, Buildings & Improvements	1,761,621,137
Fair Value Adjustments	1,838,222,923
Cumulative Foreign Currency Translation Effect	(16,251,211)
Cost to conclude	(41,255,642)
Carrying Value at the End of the Year	4,129,443,925
Number of loans acquired | loan		2
Federal income tax basis	2,849,822,944
Intercompany profit included in amount	$ 0.0
Operating Parks
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	231
Encumbrances	$ 264,320,000
Initial Cost, Land	324,492,420
Initial Cost, Buildings & Improvements	1,265,991,380
Costs Capitalized Subsequent to Acquisition or Construction	495,629,755
Gross Cost, Land	326,392,438
Gross Cost, Buildings & Improvements	1,761,621,137
Fair Value Adjustments	1,712,677,202
Cumulative Foreign Currency Translation Effect	(16,251,211)
Cost to conclude	(16,797,330)
Carrying Value at the End of the Year	$ 3,767,642,237
Operating Park, DSP, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	67,731,979
Costs Capitalized Subsequent to Acquisition or Construction	7,472,247
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	75,204,226
Fair Value Adjustments	72,595,774
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 147,800,000
Operating Park, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	5
Encumbrances	$ 0
Initial Cost, Land	1,310,069
Initial Cost, Buildings & Improvements	22,448,978
Costs Capitalized Subsequent to Acquisition or Construction	7,104,381
Gross Cost, Land	1,310,069
Gross Cost, Buildings & Improvements	29,553,360
Fair Value Adjustments	33,216,571
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 64,080,000
Operating Park, Los Bravos Vesta Park, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	6,796,499
Initial Cost, Buildings & Improvements	6,994,614
Costs Capitalized Subsequent to Acquisition or Construction	14,393,744
Gross Cost, Land	6,796,499
Gross Cost, Buildings & Improvements	21,388,358
Fair Value Adjustments	7,235,143
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 35,420,000
Operating Park, Vesta Park Juárez Sur I, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 0
Initial Cost, Land	10,582,374
Initial Cost, Buildings & Improvements	48,408,722
Costs Capitalized Subsequent to Acquisition or Construction	10,747,353
Gross Cost, Land	10,582,374
Gross Cost, Buildings & Improvements	59,156,075
Fair Value Adjustments	56,931,551
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 126,670,000
Operating Park, Vesta Park Guadalajara, Guadalajara
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	38,388,964
Initial Cost, Buildings & Improvements	53,679,159
Costs Capitalized Subsequent to Acquisition or Construction	67,170,811
Gross Cost, Land	40,391,954
Gross Cost, Buildings & Improvements	120,849,970
Fair Value Adjustments	166,898,075
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 328,139,999
Operating Park, Vesta Park Guadalupe, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	18,245,889
Costs Capitalized Subsequent to Acquisition or Construction	1,708,075
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	19,953,963
Fair Value Adjustments	18,366,037
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 38,320,000
Operating Park, Vesta Puebla I, Puebla
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	2,941,828
Initial Cost, Buildings & Improvements	37,367,404
Costs Capitalized Subsequent to Acquisition or Construction	3,694,291
Gross Cost, Land	2,941,828
Gross Cost, Buildings & Improvements	41,061,696
Fair Value Adjustments	47,966,476
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 91,970,000
Operating Park, Bernardo Quintana, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 36,650,000
Initial Cost, Land	3,941,469
Initial Cost, Buildings & Improvements	18,132,773
Costs Capitalized Subsequent to Acquisition or Construction	10,307,670
Gross Cost, Land	3,941,469
Gross Cost, Buildings & Improvements	28,440,443
Fair Value Adjustments	13,028,088
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 45,410,000
Operating Park, Parque Industrial Querétaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	13
Encumbrances	$ 45,680,000
Initial Cost, Land	11,860,812
Initial Cost, Buildings & Improvements	60,902,884
Costs Capitalized Subsequent to Acquisition or Construction	11,008,371
Gross Cost, Land	11,860,812
Gross Cost, Buildings & Improvements	71,911,255
Fair Value Adjustments	79,477,933
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(905,236)
Carrying Value at the End of the Year	$ 162,344,764
Operating Park, Vesta Park Querétaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	3,488,994
Initial Cost, Buildings & Improvements	49,923,798
Costs Capitalized Subsequent to Acquisition or Construction	24,878,801
Gross Cost, Land	3,483,212
Gross Cost, Buildings & Improvements	74,802,599
Fair Value Adjustments	56,664,189
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 134,950,000
Operating Park, Queretaro Aerospace Park, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	13
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	120,959,204
Costs Capitalized Subsequent to Acquisition or Construction	15,841,314
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	136,800,518
Fair Value Adjustments	58,599,482
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(6,392,837)
Carrying Value at the End of the Year	$ 189,007,163
Operating Park, SMA Park, San Miguel de Allend
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 0
Initial Cost, Land	11,140,979
Initial Cost, Buildings & Improvements	33,559,225
Costs Capitalized Subsequent to Acquisition or Construction	7,845,731
Gross Cost, Land	11,140,979
Gross Cost, Buildings & Improvements	41,404,956
Fair Value Adjustments	44,654,063
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(650,927)
Carrying Value at the End of the Year	$ 96,549,072
Operating Park, Las Colinas, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 31,600,000
Initial Cost, Land	8,957,440
Initial Cost, Buildings & Improvements	30,014,764
Costs Capitalized Subsequent to Acquisition or Construction	4,964,855
Gross Cost, Land	8,957,440
Gross Cost, Buildings & Improvements	34,979,618
Fair Value Adjustments	16,312,942
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 60,250,000
Operating Park, Vesta Park Puerto Interior, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	22,453,115
Initial Cost, Buildings & Improvements	24,432,824
Costs Capitalized Subsequent to Acquisition or Construction	6,925,096
Gross Cost, Land	22,528,754
Gross Cost, Buildings & Improvements	31,357,920
Fair Value Adjustments	18,913,326
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 72,800,000
Operating Park, Tres Naciones, SLP
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	10
Encumbrances	$ 0
Initial Cost, Land	16,683,579
Initial Cost, Buildings & Improvements	25,450,392
Costs Capitalized Subsequent to Acquisition or Construction	14,317,036
Gross Cost, Land	16,683,579
Gross Cost, Buildings & Improvements	39,767,428
Fair Value Adjustments	21,798,993
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 78,250,000
Operating Park, Vesta Park SLP, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	30,427,295
Costs Capitalized Subsequent to Acquisition or Construction	5,537,158
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	35,964,453
Fair Value Adjustments	23,945,547
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 59,910,000
Operating Park, La Mesa Vesta Park, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	16
Encumbrances	$ 0
Initial Cost, Land	9,054,608
Initial Cost, Buildings & Improvements	21,227,938
Costs Capitalized Subsequent to Acquisition or Construction	10,026,186
Gross Cost, Land	9,054,608
Gross Cost, Buildings & Improvements	31,254,124
Fair Value Adjustments	32,541,268
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 72,850,000
Operating Park, Nordika, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 18,000,000
Initial Cost, Land	1,970,311
Initial Cost, Buildings & Improvements	4,518,481
Costs Capitalized Subsequent to Acquisition or Construction	1,129,663
Gross Cost, Land	1,970,311
Gross Cost, Buildings & Improvements	5,648,144
Fair Value Adjustments	10,381,545
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 18,000,000
Operating Park, El potrero, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 29,300,000
Initial Cost, Land	3,918,715
Initial Cost, Buildings & Improvements	7,643,699
Costs Capitalized Subsequent to Acquisition or Construction	2,796,266
Gross Cost, Land	3,918,715
Gross Cost, Buildings & Improvements	10,439,965
Fair Value Adjustments	14,941,321
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 29,300,000
Operating Park, Vesta Park Tijuana III, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	8,967,836
Initial Cost, Buildings & Improvements	17,021,445
Costs Capitalized Subsequent to Acquisition or Construction	4,312,313
Gross Cost, Land	8,967,836
Gross Cost, Buildings & Improvements	21,333,758
Fair Value Adjustments	35,038,407
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 65,340,000
Operating Park, Vesta Park Pacifico, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	3,320,210
Initial Cost, Buildings & Improvements	13,454,123
Costs Capitalized Subsequent to Acquisition or Construction	1,205,593
Gross Cost, Land	3,320,210
Gross Cost, Buildings & Improvements	14,659,717
Fair Value Adjustments	17,620,074
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 35,600,000
Operating Park, VP Lago Este, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	19,284,782
Initial Cost, Buildings & Improvements	18,309,203
Costs Capitalized Subsequent to Acquisition or Construction	8,494,741
Gross Cost, Land	19,284,782
Gross Cost, Buildings & Improvements	26,803,944
Fair Value Adjustments	24,561,273
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 70,650,000
Operating Park, Vesta Park Megaregion, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	8,619,298
Initial Cost, Buildings & Improvements	64,868,663
Costs Capitalized Subsequent to Acquisition or Construction	94,318,073
Gross Cost, Land	8,619,298
Gross Cost, Buildings & Improvements	159,186,736
Fair Value Adjustments	(16,696,034)
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 151,110,000
Operating Park, VPT I, Tlaxcala
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	1,986,312
Initial Cost, Buildings & Improvements	18,283,246
Costs Capitalized Subsequent to Acquisition or Construction	2,347,875
Gross Cost, Land	1,986,312
Gross Cost, Buildings & Improvements	20,631,121
Fair Value Adjustments	22,882,567
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 45,500,000
Operating Park, Exportec, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	872,299
Initial Cost, Buildings & Improvements	4,160,722
Costs Capitalized Subsequent to Acquisition or Construction	1,179,700
Gross Cost, Land	872,299
Gross Cost, Buildings & Improvements	5,340,422
Fair Value Adjustments	10,337,279
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 16,550,000
Operating Park, T 2000, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	10,436,630
Initial Cost, Buildings & Improvements	20,079,946
Costs Capitalized Subsequent to Acquisition or Construction	27,250,863
Gross Cost, Land	10,436,630
Gross Cost, Buildings & Improvements	47,330,809
Fair Value Adjustments	37,952,561
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 95,720,000
Operating Park, El Coecillo Vesta Park, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	1,766,847
Initial Cost, Buildings & Improvements	14,377,370
Costs Capitalized Subsequent to Acquisition or Construction	13,751,736
Gross Cost, Land	1,766,847
Gross Cost, Buildings & Improvements	28,129,107
Fair Value Adjustments	28,074,047
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 57,970,000
Operating Park, Vesta Park Toluca I, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	5
Encumbrances	$ 0
Initial Cost, Land	5,330,891
Initial Cost, Buildings & Improvements	30,478,256
Costs Capitalized Subsequent to Acquisition or Construction	7,389,214
Gross Cost, Land	5,330,891
Gross Cost, Buildings & Improvements	50,165,956
Fair Value Adjustments	27,443,152
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 82,940,000
Operating Park, Vesta Park Toluca II, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	15,080,479
Initial Cost, Buildings & Improvements	35,417,803
Costs Capitalized Subsequent to Acquisition or Construction	12,298,486
Gross Cost, Land	15,080,838
Gross Cost, Buildings & Improvements	35,417,804
Fair Value Adjustments	78,401,358
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 128,900,000
Operating Park, Vesta Park Apodaca, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	14,643,591
Initial Cost, Buildings & Improvements	68,705,100
Costs Capitalized Subsequent to Acquisition or Construction	55,660,299
Gross Cost, Land	14,470,403
Gross Cost, Buildings & Improvements	124,365,399
Fair Value Adjustments	146,704,198
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(5,419,531)
Carrying Value at the End of the Year	$ 280,120,469
Operating Park, Las Ventanas Park, Matamoros
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	3,881,289
Initial Cost, Buildings & Improvements	21,858,633
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	3,881,289
Gross Cost, Buildings & Improvements	21,858,633
Fair Value Adjustments	20,560,077
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 46,300,000
Operating Park, Vesta Park Almar, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	15,711,289
Costs Capitalized Subsequent to Acquisition or Construction	4,713,213
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	20,424,502
Fair Value Adjustments	33,885,498
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 54,310,000
Operating Park, Vesta Park Rosarito I, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	2,891,498
Initial Cost, Buildings & Improvements	15,168,855
Costs Capitalized Subsequent to Acquisition or Construction	1,587,702
Gross Cost, Land	2,891,498
Gross Cost, Buildings & Improvements	16,756,557
Fair Value Adjustments	251,945
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 19,900,000
Operating Park, Vesta Lagos de Moreno, Lagos
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	3,498,267
Initial Cost, Buildings & Improvements	27,368,941
Costs Capitalized Subsequent to Acquisition or Construction	10,412,754
Gross Cost, Land	3,498,267
Gross Cost, Buildings & Improvements	37,781,694
Fair Value Adjustments	53,690,817
Cumulative Foreign Currency Translation Effect	(16,251,211)
Cost to conclude	0
Carrying Value at the End of the Year	$ 78,719,568
Operating Park, Vesta Tlaxcala, Tlaxcala
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 22,900,000
Initial Cost, Land	7,072,992
Initial Cost, Buildings & Improvements	23,741,557
Costs Capitalized Subsequent to Acquisition or Construction	3,343,809
Gross Cost, Land	7,072,992
Gross Cost, Buildings & Improvements	27,085,366
Fair Value Adjustments	13,771,643
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 47,930,000
Operating Park, Vesta Morelos, VM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	6,033,568
Initial Cost, Buildings & Improvements	9,140,732
Costs Capitalized Subsequent to Acquisition or Construction	966,211
Gross Cost, Land	6,033,568
Gross Cost, Buildings & Improvements	10,106,943
Fair Value Adjustments	18,859,489
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 35,000,000
Operating Park, Stellantis I, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	6,185,551
Initial Cost, Buildings & Improvements	8,514,449
Costs Capitalized Subsequent to Acquisition or Construction	8,370,120
Gross Cost, Land	6,185,551
Gross Cost, Buildings & Improvements	16,884,569
Fair Value Adjustments	5,529,880
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 28,600,000
Operating Park, Vesta Park Juárez Oriente, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	5
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	40,959,547
Costs Capitalized Subsequent to Acquisition or Construction	2,174,352
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	43,133,899
Fair Value Adjustments	90,716,101
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 133,850,000
Operating Park, San Martín Obispo, VM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	21,391,458
Costs Capitalized Subsequent to Acquisition or Construction	3,461,020
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	24,852,478
Fair Value Adjustments	137,517,522
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(1,182,620)
Carrying Value at the End of the Year	$ 161,187,380
Operating Park, Vesta Park Tijuana Pacífico, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	11
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	0
Costs Capitalized Subsequent to Acquisition or Construction	2,949,703
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	2,949,703
Fair Value Adjustments	71,500,297
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 74,450,000
Operating Park, Vesta Park Santa Barbara, Edo. México
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	0
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	0
Costs Capitalized Subsequent to Acquisition or Construction	13,688
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	13,688
Fair Value Adjustments	(13,688)
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 0
Operating Park, Other
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	15
Encumbrances	$ 80,190,000
Initial Cost, Land	51,130,324
Initial Cost, Buildings & Improvements	94,910,020
Costs Capitalized Subsequent to Acquisition or Construction	1,559,241
Gross Cost, Land	51,130,324
Gross Cost, Buildings & Improvements	96,469,261
Fair Value Adjustments	59,620,415
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(2,246,179)
Carrying Value at the End of the Year	$ 204,973,822
Land and Buildings Under Construction
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	0
Costs Capitalized Subsequent to Acquisition or Construction	11,044,721
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	0
Fair Value Adjustments	70,610,000
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(24,458,312)
Carrying Value at the End of the Year	$ 46,151,688
Land And Buildings Under Construction, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	0
Costs Capitalized Subsequent to Acquisition or Construction	11,044,721
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	0
Fair Value Adjustments	70,610,000
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(24,458,312)
Carrying Value at the End of the Year	46,151,688
Land reserves
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	260,714,279
Gross Cost, Land	260,714,279
Fair Value Adjustments	54,935,721
Carrying Value at the End of the Year	315,650,000
Land Reserves, VP SLP, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	4,410,373
Gross Cost, Land	4,410,373
Fair Value Adjustments	6,449,627
Carrying Value at the End of the Year	10,860,000
Land Reserves, VP Queretaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	12,108,126
Gross Cost, Land	12,108,126
Fair Value Adjustments	9,721,874
Carrying Value at the End of the Year	21,830,000
Land Reserves, Vesta Park Puerto Interior, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	24,565,308
Gross Cost, Land	24,565,308
Fair Value Adjustments	(5,935,308)
Carrying Value at the End of the Year	18,630,000
Land Reserves, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	16,064,942
Gross Cost, Land	16,064,942
Fair Value Adjustments	12,285,058
Carrying Value at the End of the Year	28,350,000
Land Reserves, SMA, San Miguel de Allende
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	23,002,340
Gross Cost, Land	23,002,340
Fair Value Adjustments	(7,562,340)
Carrying Value at the End of the Year	15,440,000
Land Reserves, Vesta Park Guadalajara, Guadalajara
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	11,705,077
Gross Cost, Land	11,705,077
Fair Value Adjustments	26,344,923
Carrying Value at the End of the Year	38,050,000
Land Reserves, Vesta Park Megaregion, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	10,602,082
Gross Cost, Land	10,602,082
Fair Value Adjustments	12,137,918
Carrying Value at the End of the Year	22,740,000
Land Reserves, RESERVA TERRITORIAL CD JUAREZ, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	28,639,622
Gross Cost, Land	28,639,622
Fair Value Adjustments	(2,659,622)
Carrying Value at the End of the Year	25,980,000
Land Reserves, RESERVA TERRITORIAL MONTERREY, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	109,985,784
Gross Cost, Land	109,985,784
Fair Value Adjustments	5,174,216
Carrying Value at the End of the Year	115,160,000
Land Reserves, Vesta Park Santa Barbara, Edo. México
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	19,630,625
Gross Cost, Land	19,630,625
Fair Value Adjustments	(1,020,625)
Carrying Value at the End of the Year	$ 18,610,000